Other Financial Liabilities - Summary of derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Asset
Total	$ 325	$ 6,497
Total current	325	6,497
Total non-current	0	0
Financial Liability
Total	24,228	203,597
Total current	23,688	189,647
Total non-current	541	13,950
Interest rate swaps
Financial Asset
Total	0	0
Financial Liability
Total	23,470	203,597
Foreign currency forward contracts
Financial Asset
Total	325	6,497
Financial Liability
Total	$ 758	$ 0